Liquidity - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jan. 01, 2020
Liquidity Disclosure [Abstract]
Working capital	$ 19.0	$ 16.1
Cash included in working capital	4.6	2.1
Backlog of orders	14.2	$ 11.7	$ 8.9
Proceeds from sale of common and preferred stock	$ 4.6